Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250990
Shareholder Report [Line Items]
Fund Name	Ocean Park Diversified Income ETF
Trading Symbol	DUKZ
Security Exchange Name	NYSEArca
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/diversified-income-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[1]
AssetsNet	$ 21,960,142
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,960,142 Number of Portfolio Holdings11 Advisory Fee (net of waivers)$0 Portfolio Turnover98%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	14.9%
VanEck J. P. Morgan EM Local Currency Bond ETF	10.0%
iShares MBS ETF	10.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10.0%
iShares Broad USD High Yield Corporate Bond ETF	10.0%
Vanguard Total International Bond ETF	9.9%
State Street SPDR Bloomberg Convertible Securities ETF	9.8%
iShares Preferred and Income Securities ETF	9.6%
Vanguard Tax-Exempt Bond Index ETF	5.1%
VanEck High Yield Muni ETF	5.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000250991
Shareholder Report [Line Items]
Fund Name	Ocean Park Domestic ETF
Trading Symbol	DUKQ
Security Exchange Name	NYSEArca
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/domestic-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[2]
AssetsNet	$ 13,645,193
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,645,193 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab US Large-Cap ETF	25.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
iShares Core S&P Mid-Cap ETF	9.9%
Invesco S&P 500 Equal Weight ETF	9.9%
Pacer US Cash Cows 100 ETF	5.2%
Vanguard Mid-Cap Value ETF	5.0%
iShares Core S&P Small-Cap ETF	5.0%
iShares Select Dividend ETF	4.9%
iShares MSCI USA Momentum Factor ETF	4.8%
Vanguard Mid-Cap Growth ETF	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000250992
Shareholder Report [Line Items]
Fund Name	Ocean Park High Income ETF
Trading Symbol	DUKH
Security Exchange Name	NASDAQ
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/high-income-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[3]
AssetsNet	$ 9,745,504
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,745,504 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$0 Portfolio Turnover111%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street SPDR Portfolio High Yield Bond ETF	39.9%
State Street SPDR Blackstone Senior Loan ETF	19.8%
iShares Preferred and Income Securities ETF	19.6%
VanEck High Yield Muni ETF	10.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	5.1%
Vanguard Emerging Markets Government Bond ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000250993
Shareholder Report [Line Items]
Fund Name	Ocean Park International ETF
Trading Symbol	DUKX
Security Exchange Name	NASDAQ
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/international-etf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$47	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[4]
AssetsNet	$ 2,854,513
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,854,513 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE All-World ex-US ETF	39.5%
Vanguard FTSE Emerging Markets ETF	24.0%
iShares International Dividend Growth ETF	5.0%
iShares MSCI EAFE Small-Cap ETF	4.8%
iShares MSCI Emerging Markets Min Vol Factor ETF	4.8%
JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	4.8%
iShares MSCI Japan ETF	4.1%
iShares MSCI South Korea ETF	2.9%
iShares MSCI Mexico ETF	2.5%
iShares MSCI Australia ETF	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized